UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 028-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $    1,082,842
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AIR PRODS & CHEMS INC        COM              009158106   46,815    613,000 SH       DEFINED    1,2,3,4     613,000      0    0
ALASKA COMMUNICATIONS SYS GR COM              01167P101    7,983  1,218,820 SH       DEFINED    1,2,3,4   1,218,820      0    0
AMDOCS LTD                   ORD              G02602103   18,984    700,000 SH       DEFINED    1,2,3,4     700,000      0    0
ATLAS ENERGY LP              COM UNITS LP     04930A104    5,000    269,225 SH       DEFINED    1,2,3,4     269,225      0    0
ATLAS PIPELINE PARTNERS LP   UNIT L P INT     049392103   13,407    448,849 SH       DEFINED    1,2,3,4     448,849      0    0
BAIDU INC                    SPON ADR REP A   056752108    3,368     31,500 SH       DEFINED    1,2,3,4      31,500      0    0
BOOZ ALLEN HAMILTON HLDG COR CL A             099502106   27,920  1,877,603 SH       DEFINED    1,2,3,4   1,877,603      0    0
CADENCE PHARMACEUTICALS INC  COM              12738T100    5,188    792,105 SH       DEFINED    1,2,3,4     792,105      0    0
CHRISTOPHER & BANKS CORP     COM              171046105    3,143    890,400 SH       DEFINED    1,2,3,4     890,400      0    0
CITI TRENDS INC              COM              17306X102   10,801    918,440 SH       DEFINED    1,2,3,4     918,440      0    0
COLDWATER CREEK INC          COM              193068103    3,006  2,404,406 SH       DEFINED    1,2,3,4   2,404,406      0    0
COMPASS MINERALS INTL INC    COM              20451N101   30,051    450,000 SH       DEFINED    1,2,3,4     450,000      0    0
CONCEPTUS INC                COM              206016107   12,150  1,160,420 SH       DEFINED    1,2,3,4   1,160,420      0    0
CORELOGIC INC                COM              21871D103   21,340  2,000,000 SH       DEFINED    1,2,3,4   2,000,000      0    0
EV ENERGY PARTNERS LP        COM UNITS        26926V107   14,832    206,922 SH       DEFINED    1,2,3,4     206,922      0    0
FIDELITY NATL INFORMATION SV COM              31620M106    4,864    200,000 SH       DEFINED    1,2,3,4     200,000      0    0
FIRST SOLAR INC              COM              336433107   15,170    240,000 SH       DEFINED    1,2,3,4     240,000      0    0
FISERV INC                   COM              337738108   24,116    475,000 SH       DEFINED    1,2,3,4     475,000      0    0
GOOGLE INC                   CL A             38259P508   59,230    115,000 SH       DEFINED    1,2,3,4     115,000      0    0
HOUSTON AMERN ENERGY CORP    COM              44183U100    6,703    487,111 SH       DEFINED    1,2,3,4     487,111      0    0
HSN INC                      COM              404303109   21,362    644,797 SH       DEFINED    1,2,3,4     644,797      0    0
HUNTINGTON INGALLS INDS INC  COM              446413106   57,514  2,363,907 SH       DEFINED    1,2,3,4   2,363,907      0    0
INTRALINKS HLDGS INC         COM              46118H104    6,791    904,256 SH       DEFINED    1,2,3,4     904,256      0    0
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261   10,674    200,000 SH       DEFINED    1,2,3,4     200,000      0    0
LDK SOLAR CO LTD             SPONSORED ADR    50183L107      312    100,000 SH       DEFINED    1,2,3,4     100,000      0    0
LENNOX INTL INC              COM              526107107   18,046    700,000 SH       DEFINED    1,2,3,4     700,000      0    0
LEVEL 3 COMMUNICATIONS INC   COM              52729N100      671    450,000 SH       DEFINED    1,2,3,4     450,000      0    0
LIBBEY INC                   COM              529898108   10,592  1,004,959 SH       DEFINED    1,2,3,4   1,004,959      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   14,067    300,000 SH       DEFINED    1,2,3,4     300,000      0    0
MI DEVS INC                  COM              55304X104    5,283    199,000 SH       DEFINED    1,2,3,4     199,000      0    0
NEOSTEM INC                  *W EXP 07/16/201 640650115        6    125,000 SH       DEFINED    1,2,3,4     125,000      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209   10,124  1,036,220 SH       DEFINED    1,2,3,4   1,036,220      0    0
OASIS PETE INC NEW           COM              674215108    6,699    300,000 SH       DEFINED    1,2,3,4     300,000      0    0
PRAXAIR INC                  COM              74005P104   95,817  1,025,000 SH       DEFINED    1,2,3,4   1,025,000      0    0
REALPAGE INC                 COM              75606N109    3,876    189,554 SH       DEFINED    1,2,3,4     189,554      0    0
SANDERSON FARMS INC          COM              800013104   24,513    516,053 SH       DEFINED    1,2,3,4     516,053      0    0
SCRIPPS NETWORKS INTERACT IN CL A COM         811065101   74,782  2,011,901 SH       DEFINED    1,2,3,4   2,011,901      0    0
SIRIUS XM RADIO INC          COM              82967N108   19,630 13,000,000 SH       DEFINED    1,2,3,4  13,000,000      0    0
STEWART ENTERPRISES INC      CL A             860370105   14,332  2,408,811 SH       DEFINED    1,2,3,4   2,408,811      0    0
TRINA SOLAR LIMITED          SPON ADR         89628E104    2,736    450,000 SH       DEFINED    1,2,3,4     450,000      0    0
TUESDAY MORNING CORP         COM NEW          899035505    5,061  1,437,838 SH       DEFINED    1,2,3,4   1,437,838      0    0
UNION PAC CORP               COM              907818108   46,225    566,000 SH       DEFINED    1,2,3,4     566,000      0    0
VISA INC                     COM CL A         92826C839   98,578  1,150,000 SH       DEFINED    1,2,3,4   1,150,000      0    0
VISHAY PRECISION GROUP INC   COM              92835K103    8,924    677,123 SH       DEFINED    1,2,3,4     677,123      0    0
WASTE MGMT INC DEL           COM              94106L109   51,608  1,585,000     CALL DEFINED    1,2,3,4   1,585,000      0    0
WELLPOINT INC                COM              94973V107   71,808  1,100,000 SH       DEFINED    1,2,3,4   1,100,000      0    0
WILLIS GROUP HOLDINGS PUBLIC SHS              G96666105   68,740  2,000,000 SH       DEFINED    1,2,3,4   2,000,000      0    0


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